Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Other Non-Financial Assets
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash, cash equivalents and restricted cash	Level 1	458,463	458,463	552,174	552,174
Derivative instruments (note 14)
Interest rate swap agreements – assets(1)	Level 2	16,852	16,852	6,081	6,081
Interest rate swap agreements – liabilities(1)	Level 2	(34,459)	(34,459)	(78,560)	(78,560)
Cross-currency interest swap agreements – assets(1)	Level 2	9,682	9,682	3,758	3,758
Cross-currency interest swap agreements – liabilities(1)	Level 2	(10,185)	(10,185)	(54,217)	(54,217)
Foreign currency contracts	Level 2	—	—	81	81
Stock purchase warrants	Level 3	32,228	32,228	30,749	30,749
Freight forward agreements	Level 2	102	102	—	—
Non-recurring
Vessels held for sale (note 7)	Level 2	28,482	28,482	16,671	16,671
Other
Loans to equity-accounted investees – Current	(2)	82,376	(2)	107,486	(2)
Advances to equity-accounted investees and joint venture partners – Long-term	(2)	162,154	(2)	146,420	(2)
Long-term receivable included in accounts receivable and other non-current assets(3)	Level 3	693	689	3,476	3,459
Long-term debt – public (note 8)	Level 1	(908,479)	(934,047)	(963,563)	(979,773)
Long-term debt – non-public (note 8)	Level 2	(2,442,536)	(2,407,526)	(2,454,142)	(2,421,273)
Obligations related to capital leases, including current portion	Level 2	(1,609,698)	(1,554,773)	(1,160,457)	(1,148,989)

(1)
The fair value of the Company's interest rate swap and cross-currency swap agreements at September 30, 2018 includes $2.0 million (December 31, 2017 - $5.7 million) accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheets.

(2)
In the unaudited interim consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the individual components of such aggregate interests is not determinable.

(3)
As at September 30, 2018, the estimated fair value of the non-interest-bearing receivable from Royal Dutch Shell plc (or Shell) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of September 30, 2018 was $0.7 million (December 31, 2017 – $3.5 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest-bearing receivable from Shell, the discount rate is based on unsecured debt instruments of similar maturity held by the Company, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Stock Purchase Warrants Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the three and nine months ended September 30, 2018 and 2017 for the Company’s Brookfield Transaction Warrants, Series D Warrants and the TIL stock purchase warrants, as applicable, which are described above and were measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Fair value at the beginning of the period	35,271	—	30,749	575
Fair value on acquisition/issuance	2,330	36,596	2,330	36,596
Unrealized loss included in earnings	(5,373)	(4,461)	(851)	(5,036)
Fair value at the end of the period	32,228	32,135	32,228	32,135

Summary of Financing Receivables
The following table contains a summary of the Company’s carrying value of financing receivables by type of borrower and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	September 30, 2018	December 31, 2017
			$	$
Direct financing leases	Payment activity	Performing	577,696	495,990
Other loan receivables
Loans to equity-accounted investees and joint venture partners	Other internal metrics	Performing	244,530	253,906
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	14,043	12,175
			836,269	762,071